Business Combination, Segment Allocation (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Ram Powers Geysers Project [Member]
Acquisitions Business Combination, Segment Allocation 1	$ 100,000
Acquisitions Business Combination, Segment Allocation 2	1,603,516
Acquisitions Business Combination, Segment Allocation 3	278,872
Acquisitions Business Combination, Segment Allocation 4	6,139,420
Acquisitions Business Combination, Segment Allocation 5	60,637
Acquisitions Business Combination, Segment Allocation 6	8,182,445
Acquisitions Business Combination, Segment Allocation 7	(1,400,000)
Acquisitions Business Combination, Segment Allocation 8	6,782,445
Earth Power Resources Inc. [Member]
Acquisitions Business Combination, Segment Allocation 1	10,000
Acquisitions Business Combination, Segment Allocation 2	451,608
Acquisitions Business Combination, Segment Allocation 3	461,608
Acquisitions Business Combination, Segment Allocation 4	(100,000)
Acquisitions Business Combination, Segment Allocation 5	$ 361,608